Subsequent Events	12 Months Ended
Dec. 31, 2018
Subsequent Events [Abstract]
Subsequent Events

15. Subsequent Events

Grants of share options and performance-based restricted share units under the 2018 Plan

On January 2, 2019, the Company granted options to employees for the purchase of an aggregate of 117,280 ordinary shares, at a weighted average exercise price of $14.98 per share. The aggregate grant-date fair value of these options was $1.1 million, which will be recognized as share-based compensation expense over the vesting period of four years.

On January 16, 2019, the Company granted options to senior management and employees for the purchase of an aggregate of 2,470,423 ordinary shares, at a weighted average exercise price of $12.54 per share. The aggregate grant-date fair value of these options was $19.8 million, which will be recognized as share-based compensation expense over the vesting period of approximately four years.  The Company also granted performance-based RSUs to certain of its executives covering a maximum of 219,500 ordinary shares. These performance-based RSUs will vest, if at all, based upon attainment of certain regulatory and market-based milestones, but must vest by December 31, 2021 or else be forfeited. The maximum aggregate total fair value of these RSUs that could be recognized over this period is $3.3 million.

On February 1, 2019, the Company granted options to employees for the purchase of an aggregate of 95,800 ordinary shares, at a weighted averaged exercise price of $12.86 per share. The aggregate grant-date fair value of these options was $0.8 million, which will be recognized as share-based compensation expense over the vesting period of four years.

On March 1, 2019, the Company granted options to employees for the purchase of an aggregate of 24,700 ordinary shares, at a weighted averaged exercise price of $16.89 per share. The aggregate grant-date fair value of these options was $0.3 million, which will be recognized as share-based compensation expense over the vesting period of four years.

On March 13, 2019, the Company granted performance-based RSUs to certain members of its senior management covering 108,000 ordinary shares. These performance-based RSUs will vest, if at all, based upon attainment of certain regulatory and market-based milestones, but must vest by December 31, 2021 or else be forfeited. The maximum aggregate total fair value of these RSUs that could be recognized over this period is estimated to be $1.9 million.